Schedule of Accounts Receivable Disaggregated Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Accounts receivable trade from spot charters	$ 9,091	$ 1,762
Accounts receivable trade from time charters	38
Less: Bad debt provisions	(26)	(26)
Total	9,035	1,716
Revenues Derived from Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Less: Allowance for credit losses	$ (68)	$ (20)